Share-based Payments (Tables)	12 Months Ended
Jun. 30, 2022
Share-based Payments (Tables) [Line Items]
Schedule of share options outstanding
		Exercise price		Share options	Share options	Share options
Grant date	Expiry date	(A$ unless stated otherwise)		30 June 2022	30 June 2021	30 June 2020
2012-06-29	2021-11-30		1.944	-	14,493	14,493
2012-06-29	2022-01-17		1.876	-	29,668	29,668
2017-06-13 (warrants)	2022-06-13	USD	0.25	-	24,493,200	27,541,200
2018-03-15	2023-03-15		0.468	7,897,647	7,897,647	7,897,647
2017-06-09 (warrants)	2022-06-08	USD	0.3125		198,240	198,240
2018-03-15	2023-03-15		0.585	526,510	526,510	526,510
2019-05-23 (warrants)	2024-05-23	USD	0.125	173,600	173,600	181,600
2019-07-16 (warrants)	2024-07-16	USD	0.125	116,120	116,120	117,760
2018-07-13	2021-07-01		0.500	-	1,200,000	1,300,000
2019-11-06	2024-02-10		0.500	-	-	5,000,000
2020-10-29	2024-04-14		0.12	8,100,000	8,100,000	-
2020-07-24 (warrants)	2025-07-21	USD	0.5859	2,560,000	2,560,000	-
2021-10-26	2025-10-26		0.25	500,000	-	-
Total				19,873,877	45,309,478	42,807,118

Weighted average remaining contractual life of options outstanding at end of period				1.54	1.58	2.28

Schedule of total expenses arising from share-based payment transactions
	2022 A$	2021 A$	2020[1] A$
Options issued under OIP	54,930	1,970,100	(607,000)
Shares issued under OIP	39,960	-	-
Share-based payments to KMP[2]	-	145,913	73,088
	94,890	2,116,013	(533,912)

ESOP [Member]
Share-based Payments (Tables) [Line Items]
Schedule of movement in number of stock options outstanding and weighted average exercise price
	2022		2021		2020
	Average exercise price per share option (A$)	Number of options	Average exercise price per share option (A$)	Number of options	Average exercise price per share option (A$)	Number of options

As at 1 July	0.31	45,309,478	0.40	42,807,118	0.46	79,463,744
Granted during the year	0.25	500,000	0.28	11,560,000	0.18	542,600
Exercised during the year	-	-	0.23	(4,057,640)	0.18	(424,840)
Forfeited/lapsed during the year	0.27	(25,935,601)	0.50	(5,000,000)	0.52	(36,774,386)
As at 30 June	0.37	19,873,877	0.31	45,309,478	0.40	42,807,118
Vested and exercisable at 30 June	0.37	19,538,877	0.31	45,309,478	0.40	42,807,118

Schedule of granted valuation of options
Grant date	Expiry date	Exercise price (A$)	No. of options		Share price at grant date (A$)	Expected volatility	Dividend yield	Risk- free interest rate	Fair value at grant date per option (A$)

2021-10-26	2025-10-26	0.25	500,000		0.12	131.70%	0.00%	0.69%	0.0886
2022-06-27	2026-06-27	0.12	1,430,000	*	0.07	128.10%	0.00%	3.31%	0.0530
			1,930,000

Grant date	Expiry date	Exercise price (A$)	No. of options	Share price at grant date (A$)	Expected volatility	Dividend yield	Risk- free interest rate	Fair value at grant date per option (A$)

2020-07-24	2025-07-21	0.83	2,560,000	0.50	127.93%	0.00%	0.43%	0.4035
2020-10-29	2024-04-14	0.12	9,000,000	0.25	142.70%	0.00%	0.13%	0.2189
			11,560,000

Grant date	Expiry date	Exercise price (A$)	No. of options		Share price at grant date (A$)	Expected volatility	Dividend yield	Risk- free interest rate	Fair value at grant date per option (A$)

2019-11-06	2024-02-10	0.50	5,000,000	*	0.15	98	0.00%	0.88%	0.0736
			5,000,000

*	Options issued to a former managing director expire within 6 months upon his resignation on 25 March 2020 without good reason or termination.